Credit facilities (Details Narrative) - HKD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Other borrowings	$ 396,000	$ 313,000
Debt, weighted average interest rate	3.60%	2.80%